SIGNIFICANT ACCOUNTING POLICIES - Summary of Intangible Assets are Amortised (Details)	12 Months Ended
Dec. 31, 2021
Software
Disclosure of Intangible assets are amortised [line items]
Amortization Rate	33.33%
Bottom of range | Trademarks and Patents
Disclosure of Intangible assets are amortised [line items]
Amortisation Period	3 years
Top of range | Trademarks and Patents
Disclosure of Intangible assets are amortised [line items]
Amortisation Period	10 years